Leases (Tables)	12 Months Ended
Dec. 31, 2013
Lease Rental Costs
	Years Ended December 31,
Lease Rental Costs	2013	2012	2011
	(in millions)
Net Lease Expense on Operating Leases	$327	$346	$343
Amortization of Capital Leases	74	73	72
Interest on Capital Leases	28	29	32
Total Lease Rental Costs	$429	$448	$447

Property, Plant and Equipment and Related Obligations Under Capital Leases
	December 31,
Property, Plant and Equipment Under Capital Leases	2013	2012
	(in millions)
Generation	$103	$117
Other Property, Plant and Equipment	627	495
Total Property, Plant and Equipment Under Capital Leases	730	612
Accumulated Amortization	197	173
Net Property, Plant and Equipment Under Capital Leases	$533	$439

Obligations Under Capital Leases
Noncurrent Liability	$428	$375
Liability Due Within One Year	110	74
Total Obligations Under Capital Leases	$538	$449

Future Minimum Lease Payments
		Noncancelable
Future Minimum Lease Payments	Capital Leases	Operating Leases
	(in millions)
2014	$135	$288
2015	111	268
2016	97	246
2017	79	230
2018	44	215
Later Years	215	862
Total Future Minimum Lease Payments	681	$2,109
Less Estimated Interest Element	143
Estimated Present Value of Future Minimum
Lease Payments	$538

Rockport Lease [Member]
Future Minimum Lease Payments
Future Minimum Lease Payments	AEGCo	I&M
	(in millions)
2014	$74	$74
2015	74	74
2016	74	74
2017	74	74
2018	74	74
Later Years	295	295
Total Future Minimum Lease Payments	$665	$665

Nuclear Fuel Lease [Member]
Future Minimum Lease Payments
Future Minimum Lease Payments	I&M
(in millions)
2014	$43
2015	32
2016	27
2017	6
2018	2
Total Future Minimum Lease Payments	$110

Appalachian Power Co [Member]
Lease Rental Costs
Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Property, Plant and Equipment and Related Obligations Under Capital Leases
December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$13,531	$18,324	$-	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment
Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

Future Minimum Lease Payments
Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$5,930	$49,685	$6,224	$4,548	$25,172
2015	4,789	39,468	3,217	3,174	22,837
2016	4,247	31,053	2,762	2,828	19,871
2017	3,610	9,512	2,697	2,834	21,247
2018	2,602	4,338	2,136	1,798	11,134
Later Years	2,079	10,244	1,914	1,127	55,475
Total Future Minimum Lease
Payments	23,257	144,300	18,950	16,309	155,736
Less Estimated Interest Element	2,385	11,090	2,218	2,178	32,751
Estimated Present Value of Future
Minimum Lease Payments	$20,872	$133,210	$16,732	$14,131	$122,985

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$16,327	$98,819	$11,986	$2,241	$5,010
2015	12,976	95,935	10,817	2,004	4,369
2016	12,111	90,431	10,097	1,654	3,721
2017	11,661	84,624	9,575	1,487	3,338
2018	10,737	83,525	8,292	1,123	2,887
Later Years	46,452	341,472	31,627	2,031	14,823
Total Future Minimum Lease
Payments	$110,264	$794,806	$82,394	$10,540	$34,148

Maximum Potential Loss
Maximum
Company	Potential Loss
(in thousands)
APCo	$3,696
I&M	2,548
OPCo	4,555
PSO	1,354
SWEPCo	2,366

Indiana Michigan Power Co [Member]
Lease Rental Costs
Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Property, Plant and Equipment and Related Obligations Under Capital Leases
December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$13,531	$18,324	$-	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment
Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

Future Minimum Lease Payments
Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$5,930	$49,685	$6,224	$4,548	$25,172
2015	4,789	39,468	3,217	3,174	22,837
2016	4,247	31,053	2,762	2,828	19,871
2017	3,610	9,512	2,697	2,834	21,247
2018	2,602	4,338	2,136	1,798	11,134
Later Years	2,079	10,244	1,914	1,127	55,475
Total Future Minimum Lease
Payments	23,257	144,300	18,950	16,309	155,736
Less Estimated Interest Element	2,385	11,090	2,218	2,178	32,751
Estimated Present Value of Future
Minimum Lease Payments	$20,872	$133,210	$16,732	$14,131	$122,985

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$16,327	$98,819	$11,986	$2,241	$5,010
2015	12,976	95,935	10,817	2,004	4,369
2016	12,111	90,431	10,097	1,654	3,721
2017	11,661	84,624	9,575	1,487	3,338
2018	10,737	83,525	8,292	1,123	2,887
Later Years	46,452	341,472	31,627	2,031	14,823
Total Future Minimum Lease
Payments	$110,264	$794,806	$82,394	$10,540	$34,148

Maximum Potential Loss
Maximum
Company	Potential Loss
(in thousands)
APCo	$3,696
I&M	2,548
OPCo	4,555
PSO	1,354
SWEPCo	2,366

Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Lease Payments
Future Minimum Lease Payments	I&M
(in thousands)
2014	$73,854
2015	73,854
2016	73,854
2017	73,854
2018	73,854
Later Years	295,416
Total Future Minimum Lease Payments	$664,686

Indiana Michigan Power Co [Member] | Nuclear Fuel Lease [Member]
Future Minimum Lease Payments
Future Minimum Lease Payments	I&M
(in thousands)
2014	$42,567
2015	32,198
2016	26,888
2017	5,762
2018	2,398
Total Future Minimum Lease Payments	$109,813

Ohio Power Co [Member]
Lease Rental Costs
Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Property, Plant and Equipment and Related Obligations Under Capital Leases
December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$13,531	$18,324	$-	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment
Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

Future Minimum Lease Payments
Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$5,930	$49,685	$6,224	$4,548	$25,172
2015	4,789	39,468	3,217	3,174	22,837
2016	4,247	31,053	2,762	2,828	19,871
2017	3,610	9,512	2,697	2,834	21,247
2018	2,602	4,338	2,136	1,798	11,134
Later Years	2,079	10,244	1,914	1,127	55,475
Total Future Minimum Lease
Payments	23,257	144,300	18,950	16,309	155,736
Less Estimated Interest Element	2,385	11,090	2,218	2,178	32,751
Estimated Present Value of Future
Minimum Lease Payments	$20,872	$133,210	$16,732	$14,131	$122,985

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$16,327	$98,819	$11,986	$2,241	$5,010
2015	12,976	95,935	10,817	2,004	4,369
2016	12,111	90,431	10,097	1,654	3,721
2017	11,661	84,624	9,575	1,487	3,338
2018	10,737	83,525	8,292	1,123	2,887
Later Years	46,452	341,472	31,627	2,031	14,823
Total Future Minimum Lease
Payments	$110,264	$794,806	$82,394	$10,540	$34,148

Maximum Potential Loss
Maximum
Company	Potential Loss
(in thousands)
APCo	$3,696
I&M	2,548
OPCo	4,555
PSO	1,354
SWEPCo	2,366

Public Service Co of Oklahoma [Member]
Lease Rental Costs
Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Property, Plant and Equipment and Related Obligations Under Capital Leases
December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$13,531	$18,324	$-	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment
Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

Future Minimum Lease Payments
Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$5,930	$49,685	$6,224	$4,548	$25,172
2015	4,789	39,468	3,217	3,174	22,837
2016	4,247	31,053	2,762	2,828	19,871
2017	3,610	9,512	2,697	2,834	21,247
2018	2,602	4,338	2,136	1,798	11,134
Later Years	2,079	10,244	1,914	1,127	55,475
Total Future Minimum Lease
Payments	23,257	144,300	18,950	16,309	155,736
Less Estimated Interest Element	2,385	11,090	2,218	2,178	32,751
Estimated Present Value of Future
Minimum Lease Payments	$20,872	$133,210	$16,732	$14,131	$122,985

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$16,327	$98,819	$11,986	$2,241	$5,010
2015	12,976	95,935	10,817	2,004	4,369
2016	12,111	90,431	10,097	1,654	3,721
2017	11,661	84,624	9,575	1,487	3,338
2018	10,737	83,525	8,292	1,123	2,887
Later Years	46,452	341,472	31,627	2,031	14,823
Total Future Minimum Lease
Payments	$110,264	$794,806	$82,394	$10,540	$34,148

Maximum Potential Loss
Maximum
Company	Potential Loss
(in thousands)
APCo	$3,696
I&M	2,548
OPCo	4,555
PSO	1,354
SWEPCo	2,366

Southwestern Electric Power Co [Member]
Lease Rental Costs
Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Property, Plant and Equipment and Related Obligations Under Capital Leases
December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$13,531	$18,324	$-	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment
Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

Future Minimum Lease Payments
Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$5,930	$49,685	$6,224	$4,548	$25,172
2015	4,789	39,468	3,217	3,174	22,837
2016	4,247	31,053	2,762	2,828	19,871
2017	3,610	9,512	2,697	2,834	21,247
2018	2,602	4,338	2,136	1,798	11,134
Later Years	2,079	10,244	1,914	1,127	55,475
Total Future Minimum Lease
Payments	23,257	144,300	18,950	16,309	155,736
Less Estimated Interest Element	2,385	11,090	2,218	2,178	32,751
Estimated Present Value of Future
Minimum Lease Payments	$20,872	$133,210	$16,732	$14,131	$122,985

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$16,327	$98,819	$11,986	$2,241	$5,010
2015	12,976	95,935	10,817	2,004	4,369
2016	12,111	90,431	10,097	1,654	3,721
2017	11,661	84,624	9,575	1,487	3,338
2018	10,737	83,525	8,292	1,123	2,887
Later Years	46,452	341,472	31,627	2,031	14,823
Total Future Minimum Lease
Payments	$110,264	$794,806	$82,394	$10,540	$34,148

Maximum Potential Loss
Maximum
Company	Potential Loss
(in thousands)
APCo	$3,696
I&M	2,548
OPCo	4,555
PSO	1,354
SWEPCo	2,366